Subsequent Events	6 Months Ended
May 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the issuance of the unaudited interim condensed consolidated financial statements, and the Company identified the following subsequent events and would like to disclose in the unaudited interim condensed consolidated financial statements, as follows:

Adoption of 2025 Stock Incentive Plan

On June 12, 2025, the board of directors of the Company approved the adoption of the 2025 Stock Incentive Plan, to attract and retain the best available personnel, to provide additional incentives to employees, directors and consultants and to promote the success of the Company’s business. The maximum aggregate number of Class A Ordinary Shares issuable pursuant to the 2025 Stock Incentive Plan is 2,625,000. As of the date of this prospectus, all such share awards have been granted and vested.

Private Investment in Public equity (“PIPE”) transaction

On June 17, 2025, we entered into a securities purchase agreement with certain investors, pursuant to which the investors agreed to subscribe, and we agreed to issue and sell an aggregate of 15,000,000 Class A Ordinary Shares, each with a par value of US$0.00001, through a PIPE transaction, at a price of US$0.2615 per Class A Ordinary Share. Concurrently with the signing of the said securities purchase agreement, we also entered into a registration rights agreement with the investors, pursuant to which we agree to provide certain registration rights with respect to the shares issued and sold.

The PIPE transaction was consummated on July 14, 2025. The Company issued an aggregate of 15,000,000 Class A Ordinary Shares to the investors. Following this placement, the Company’s total outstanding shares stand at 28,125,000 Ordinary Shares, comprising of 26,625,000 Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares.

Acquisition of LQ Capital Limited (“LQ Capital”)

On August 7, 2025, we completed acquisition from our controlling shareholder its entire equity interest in LQ Capital for total consideration of approximately HK$130,000. LQ Capital holds a money lender’s license issued by the Hong Kong Special Administrative Region. LQ Capital currently is a wholly-owned subsidiary of the Company.

The acquisition is expected to leverage the capital strength and diversified financing channels of the Company to expand LQ Capital’s credit capacity and enhance its lending capabilities. The acquisition has been approved by the Company’s board of directors and audit committee.

Acquisition of Shenzhen Huiyue Technology Co., Ltd (“Shenzhen Huiyue”)

On August 21, 2025, we completed acquisition of 40% equity stake from the controlling shareholder and a 60% equity stake from a third party in Shenzhen Huiyue Technology Co., Ltd, for total consideration of HK$1. This acquisition aims to strengthen our mainland China team and to explore more local business opportunities, leveraging the current strong momentum in the Hong Kong IPO market.